DEBT - Gimi Facility and $1.125 Billion Facility - Narrative (Details)	1 Months Ended			12 Months Ended	54 Months Ended	78 Months Ended
	Jun. 30, 2020 USD ($)	Oct. 31, 2018	Jul. 31, 2013 USD ($) tranche	Dec. 31, 2021 USD ($)	Oct. 31, 2023	Apr. 30, 2030	Oct. 31, 2019 USD ($)
Golar Bear facility
Debt Instrument [Line Items]
Release of restricted cash	$ 6,000,000
AVIC VIE Loans
Debt Instrument [Line Items]
Face amount	$ 110,000,000
Long-term Debt | Gimi 700 million Facility
Debt Instrument [Line Items]
Face amount							$ 700,000,000
Balloon payment to be paid							$ 350,000,000
Proceeds from lines of credit				$ 410,000,000
Long-term Debt | Gimi 700 million Facility | LIBOR | Forecast
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					4.00%	3.00%
Secured debt | Line of credit | $1.125 billion newbuild facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,125,000,000	1,125,000,000
Number of tranches | tranche			3
Long-term line of credit				54,700,000
Collateral amount				$ 600,000
Secured debt | Line of credit | $449 million newbuild facility
Debt Instrument [Line Items]
Maturity period of debt (in days or years)			12 years
Percentage guaranteed (in percent)			95.00%
Secured debt | Line of credit | $226 million newbuild facility
Debt Instrument [Line Items]
Maturity period of debt (in days or years)			5 years	5 years
Secured debt | Line of credit | $226 million newbuild facility | Extended Maturity
Debt Instrument [Line Items]
Maturity period of debt (in days or years)		5 years
Secured debt | Line of credit | $450 million newbuild facility
Debt Instrument [Line Items]
Maturity period of debt (in days or years)			12 years
Shareholder Notes Payable | K-Sure Tranche
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.10%
Shareholder Notes Payable | KEXIM Tranche
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.75%